Warrants (Details Narrative)			12 Months Ended
	May 05, 2025 $ / shares shares	Nov. 03, 2023 $ / shares shares	Aug. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2024 USD ($) shares	Jul. 31, 2025 $ / shares	May 31, 2025 $ / shares	May 10, 2024 $ / shares
Exercise price			$ 3.00		$ 3.00		$ 5
Purchase price			$ 4.02
Financing cost - warrant issuance | $			$ 164,280
Underwriter [Member]
Financing cost - warrant issuance | $			$ 216,856
Warrant [Member]
Number of warrants issued, shares | shares	500,000	1,313
Exercise price	$ 3.00	$ 80.00	$ 1.02
Warrants expiring date	May 05, 2030	Oct. 31, 2028
Class of warrant or right outstanding | shares			167,008
Warrant [Member] | Measurement Input, Share Price [Member] | November 3, 2023 [Member]
Warrants and rights outstanding measurement input		37.20	4.02
Warrant [Member] | Measurement Input, Share Price [Member] | May 2025 [Member]
Warrants and rights outstanding measurement input			4.02			2.54
Warrant [Member] | Measurement Input, Exercise Price [Member] | November 3, 2023 [Member]
Exercise price		$ 80	$ 80
Warrant expected term		5 years	3 years 2 months 1 day
Warrant [Member] | Measurement Input, Exercise Price [Member] | May 2025 [Member]
Exercise price			$ 3.00			$ 3.00
Warrant expected term			4 years 8 months 19 days			5 years
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | November 3, 2023 [Member]
Warrants and rights outstanding measurement input		3.79	3.59
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | May 2025 [Member]
Warrants and rights outstanding measurement input			3.97			3.95
Warrant [Member] | Measurement Input, Option Volatility [Member] | November 3, 2023 [Member]
Warrants and rights outstanding measurement input		142	189
Warrant [Member] | Measurement Input, Option Volatility [Member] | May 2025 [Member]
Warrants and rights outstanding measurement input			188.55			170.38
Prefunded Warrant [Member]
Exercise price			$ 0.002
Purchase price			11.998
Pre-reverse split, purchase price			0.5999
Pre-reverse split, exercise price			$ 0.0001
Conversion of shares | shares			64,200
Pre-reverse split, conversion of shares | shares			1,284,000